New accounting pronouncements	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements [Text Block]

Note 3 – New accounting pronouncements

FASB Accounting Standards Update 2015-01, Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”)

The FASB issued ASU 2015-01 in January 2015, which eliminates from GAAP the concept of extraordinary items. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports the classification as an extraordinary item. If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity is also required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.

Eliminating the concept of extraordinary items will save time and reduce costs for preparers because they will not have to assess whether a particular event or transaction event is extraordinary. This will alleviate uncertainty for preparers, auditors, and regulators because auditors and regulators no longer will need to evaluate whether a preparer treated an unusual and/or infrequent item appropriately.

The presentation and disclosure guidance for items that are unusual in nature and occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2015. The amendments may be applied prospectively or retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided is applied from the beginning of the fiscal year of adoption.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition, results of operations or presentation and disclosures.

FASB Accounting Standards Update 2014-17, Business Combination (Topic 805): Pushdown Accounting (“ASU 2014-17”)

The FASB issued ASU 2014-17 in November 2014, which provides an acquired entity with an option to apply pushdown accounting to its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in-control event occurs. An acquired entity should determine whether to elect to apply pushdown accounting for each individual change-in-control event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change-in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity's most recent change-in-control event.

An election to apply pushdown accounting in a reporting period after the reporting period in which the change-in-control event occurred should be considered a change in accounting principle. If pushdown accounting is applied to an individual change-in-control event, the election is irrevocable.

If an acquired entity elects the option to apply pushdown accounting in its separate financial statements, it should disclose information in the current reporting period that enables users of financial statements to evaluate the effect of pushdown accounting.

The amendments in this ASU are effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event.

The provisions of this ASU did not had a material effect on the consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is more Akin to Debt or to Equity (“ASU 2014-16”)

The FASB issued ASU 2014-16 in November 2014, which intends to eliminate the use of different methods in practice and thereby reduce existing diversity under GAAP in the accounting for hybrid financial instruments issued in the form of a share. An entity should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. In evaluating the stated and implied substantive terms and features, the existence or omission of any single term or feature does not necessarily determine the economic characteristics and risks of the host contract. Although an individual term or feature may weigh more heavily in the evaluation on the basis of facts and circumstances, an entity should use judgment based on an evaluation of all relevant terms and features.

The amendment in this ASU does not change the current criteria in GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required. An entity will continue to evaluate whether the economic characteristics and risks of the embedded derivative feature are clearly and closely related to those of the host contract, among other relevant criteria.

The amendments in the ASU are effective for annual periods, and interim periods within those annual periods, beginning in the first quarter of 2016. Early adoption is permitted. The effects of initially adopting the amendments of this ASU should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability as a Going Concern (“ASU 2014-15”)

The FASB issued ASU 2014-15 in August 2014, which provides guidance in GAAP about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide the related footnote disclosures. These amendments should reduce diversity in the timing and content of footnote disclosures.

In connection with preparing financial statements for each annual and interim reporting period, an entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable).

When management identifies conditions or events that raise substantial doubt about an entity's ability to continue as a going concern, management should consider whether its plans that are intended to mitigate those relevant conditions or events will alleviate the substantial doubt. The mitigating effect of management's plans should be considered only to the extent that (1) it is probable that the plans will be effectively implemented and, if so, (2) it is probable that the plans will mitigate the conditions or events that raise substantial doubt about the entity's ability to continue as a going concern.

The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition, results of operations or presentation and disclosures.

FASB Accounting Standards Update 2014-14, Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40): Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure (“ASU 2014-14”)

The FASB issued ASU 2014-14 in August 2014, which intends to resolve the diversity in practice related to how creditors classify government-guaranteed mortgage loans, including FHA or VA guaranteed loans, upon foreclosure. Some creditors reclassify those loans to real estate consistent with other foreclosed loans that do not have guarantees; others reclassify the loans to receivables. This ASU address the classification of certain foreclosed mortgage loans held by creditors that are either fully or partially guaranteed under government programs.

The amendments of the ASU require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met:

  The loan has a government guarantee that is not separable from the loan before foreclosure.
  At the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim.
  At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed.

Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance expected to be recovered from the guarantor.

The amendments in the ASU are effective for annual periods, and interim periods within those annual periods, beginning in the first quarter of 2015. The amendments of this ASU can be applied using either a prospective transition method or a modified retrospective transition method. For prospective transition, an entity should apply the amendments in this Update to foreclosures that occur after the date of adoption. For modified retrospective transition, an entity should apply the amendments in this Update by means of a cumulative-effect adjustment as of the beginning of the annual period of adoption. Prior periods should not be adjusted. However, a reporting entity must apply the same method of transition as elected under ASU 2014-04.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations or presentation and disclosures.

FASB Accounting Standards Update 2014-13, Consolidation (Topic 810): Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financial Entity (“ASU 2014-13”)

The FASB issued ASU 2014-13 in August 2014, which intends to clarify that when a reporting entity that consolidates a collateralized financing entity may elect to measure the financial assets and the financial liabilities of that collateralized financing entity using either the measurement alternative included in this Update or Topic 820 on fair value measurement. When the measurement alternative is not elected, the amendments of this Update clarify that the fair value of the financial assets and the fair value of the financial liabilities of the consolidated collateralized financing entity should be measured using the requirements of Topic 820 and any differences in the fair value of the financial assets and the fair value of the financial liabilities of that entity should be reflected in earnings and attributed to the reporting entity in the consolidated statement of income.

When a reporting entity elects the measurement alternative included in this Update for a collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities.

The amendments in the ASU are effective in the first quarter of 2016. Early adoption is permitted as of the beginning of an annual period. The amendments of this ASU can be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the annual period of adoption. A reporting entity also may apply the amendments retrospectively to all relevant prior periods beginning with the annual period in which the amendments of ASU 2009-17 were initially adopted.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2014-12, Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014-12”)

The FASB issued ASU 2014-12 in June 2014, which intends to resolve the diverse accounting treatment of awards with a performance target that could be achieved after an employee completes the requisite service period. That is, the employee would be eligible to vest in the award regardless of whether the employee is rendering service on the date the performance target is achieved.

The amendments of the ASU require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award.

Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period.

The amendments in the ASU are effective in the first quarter of 2016. Early adoption is permitted. The amendments of this ASU can be applied (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets outstanding at the beginning of the period of adoption and to all new or modified awards thereafter.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”)

The FASB issued ASU 2014-11 in June 2014, which requires two accounting changes. First, the amendments in this Update change the accounting for repurchase-to-maturity transactions to secured borrowing accounting. Second, for repurchase financing arrangements, the amendments require separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting for the repurchase agreement.

The amendments in this Update require disclosures for certain transactions comprising (1) a transfer of a financial asset accounted for as a sale and (2) an agreement with the same transferee entered into in contemplation of the initial transfer that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction.

The accounting changes in this ASU are effective in the first quarter of 2015. Early adoption is prohibited. An entity is required to present changes in accounting for transactions outstanding on the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606); (“ASU 2014-09”)

The FASB issued ASU 2014-09 in May 2014, which clarifies the principles for recognizing revenue and develop a common revenue standard that would (1) remove inconsistencies and weaknesses in revenue requirements, (2) provide a more robust framework for addressing revenue issues, (3) improve comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets, (4) provide more useful information to users of financial statement through improved disclosure requirements and (5) simplify the preparation of financial statements by reducing the number of requirements to which an entity must refer. ASU 2014-09 amends the ASC Codification and creates a new Topic 606, Revenue from Contracts with Customers.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

In addition, the new guidance requires disclosures to enable users of financial statements to understand the nature, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Qualitative and quantitative information is required about contract with customers, significant judgments and changes in judgments, and assets recognized from the cost to obtain or fulfill a contract.

The amendments in this ASU are effective in the first quarter of 2017. Early adoption is not permitted.

The Corporation is currently evaluating the impact that the adoption of this guidance will have on the presentation and disclosures in its consolidated financial statements.

FASB Accounting Standards Update 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposal of Components of an Entity (“ASU 2014-08”)

The FASB issued ASU 2014-08 in April 2014, which changes the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will include more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide information about the ongoing trends in the reporting organization's results from continuing operations.

The amendments in the ASU are effective in the first quarter of 2015. Early adoption is permitted.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statement of financial condition or result of operations, though will require additional disclosures in the event that the Corporation reclassifies assets and liabilities to discontinued operations after the effective date of this pronouncement.

FASB Accounting Standards Update 2014-04, Receivables-Troubled Debt Restructuring by Creditors (SubTopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (“ASU 2014-04”)

The FASB issued ASU 2014-04 in January 2014 which clarifies when a creditor should be considered to have received physical possession of a residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate property recognized.

The amendments of this ASU clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: a) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure; or b) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

The amendment of this guidance requires interim and annual disclosures of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction.

ASU 2014-04 is effective for annual periods, and interim periods within those years, beginning after December 15, 2014. The amendments in this ASU can be elected using either a modified retrospective transition method or a prospective transition method. Early adoption is permitted.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations.